Deferred income	12 Months Ended
Dec. 31, 2019
Deferred income
Deferred income

20      Deferred income

Deferred income consists of EUR 1,571 thousand related to a depositary fee from BNY Mellon, deferred over the course of 5 years and thus, EUR 1,201 thousand classified as non-current in the consolidated statement of financial position. Other amounts include individual payments received from end customers in advance for goods that have been ordered but are not yet delivered. In 2018, the balance included EUR 1,166 thousand related to a prepayment from MTN in Nigeria disclosed in the Note 29.